EATON VANCE MUNICIPALS TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the form of prospectus and statement of additional information dated February 1, 2017 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 169 (“Amendment No. 169”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 169 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-17-000120) on January 26, 2017:

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

EATON VANCE MUNICIPALS TRUST

By:  /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date:  February 2, 2017